JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, MA  02116

July 15, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”), on behalf of:
Multimanager Lifestyle Aggressive Portfolio
Multimanager Lifestyle Growth Portfolio
Multimanager Lifestyle Balanced Portfolio
Multimanager Lifestyle Moderate Portfolio
Multimanager Lifestyle Conservative Portfolio (collectively, the “Funds”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplements filed with the Securities and Exchange Commission on June 26, 2019 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-19-003982), which is incorporated by reference into this Rule 497 Document.

If you have any questions, please call the undersigned at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru

Harsha Pulluru

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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